Tax Effect Allocated to Each Component of Other Comprehensive Income (loss) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Other comprehensive loss before reclassification	$ (60)	¥ (409)	¥ (215)	¥ (120)
Amounts reclassified from accumulated other comprehensive income	48	328	163	110
Net current-period other comprehensive loss	$ (12)	¥ (81)	¥ (52)	¥ (10)